Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between named executive officer Compensation Actually Paid (“CAP”) and certain financial performance of the Company. For further information concerning our compensation philosophy and how we align executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis section of this proxy statement.

					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(3)(4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(4)(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)(8)	Net Income(9) (Millions)	ROIC(9)
2023	$5,023,957	$5,456,509	$1,961,809	$2,036,585	$144	$84	$(206)	7.0%
2022	$5,101,918	$2,935,179	$1,646,198	$822,005	$136	$84	$195	11.7%
2021	$4,600,775	$8,670,303	$2,006,061	$3,431,675	$176	$116	$351	15.2%
2020	$4,344,344	$5,138,320	$2,078,184	$2,388,500	$110	$89	$212	12.5%
__________________________________________
(1)Mr. Masih was our CEO for each of the four fiscal years included in the table. The following officers are included in the Non-CEO NEO group:

Year	Non-CEO NEOs
2023	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, John Yung
2022	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, Greg L. Call
2021	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call
2020	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call
(2)Reflects compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the CEO for the respective years shown.
(3)Amounts reflect the amounts reported in the “Summary Compensation Table Total for CEO” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

	2023	2022	2021	2020
SCT Total Compensation	$5,023,957	$5,101,918	$4,600,775	$4,344,344
Less: Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year	$3,159,830	$3,561,534	$2,560,429	$2,272,939
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,309,237	$2,226,965	$5,170,770	$2,817,824
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($827,023)	($1,130,661)	$1,397,906	$157,727
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year	$110,168	$298,491	$61,282	$91,365
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0	$0	$0	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0
Compensation Actually Paid	$5,456,509	$2,935,179	$8,670,303	$5,138,320
(4)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of the Company’s common stock on applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (2) for PSU awards (except TSR PSU awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date, (3) for TSR PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) for Stock Options, a Black-Scholes option-pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing Company stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, volatility, dividend rates and risk free rates determined as of the revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the “Stock-Based Compensation” footnote in the Notes to the Consolidated Financial Statements included in our Annual Report for the year ended December 31, 2023.
(5)Reflects average of the compensation amounts reported in the “Total” column of the SCT for the Non-CEO NEOs for the respective years shown.
(6)Amounts reflect the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the Non-CEO NEOs compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

	2023	2022	2021	2020
SCT Total Compensation	$1,961,809	$1,646,198	$2,006,061	$2,078,184
Less: Amounts Reported under the “Stock Awards” and “Option Award” Columns in SCT for the Applicable Fiscal Year	$822,267	$917,470	$832,777	$795,674
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,063,362	$481,428	$1,696,288	$983,988
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($194,853)	($238,359)	$521,863	$73,235
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$28,534	$85,871	$40,241	$48,767
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0	$235,663	$0	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0
Compensation Actually Paid	$2,036,585	$822,005	$3,431,675	$2,388,500

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, John Yung	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, Greg L. Call	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call
Peer Group Issuers, Footnote	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc. in 2021, 2022 and 2023.	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc. in 2021, 2022 and 2023.	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc. in 2021, 2022 and 2023.	Arrow Global Group, B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc. in 2020
Changed Peer Group, Footnote			Arrow Global Group was removed from the peer group beginning in 2021 as it became a private company.
PEO Total Compensation Amount	$ 5,023,957	$ 5,101,918	$ 4,600,775	$ 4,344,344
PEO Actually Paid Compensation Amount	$ 5,456,509	2,935,179	8,670,303	5,138,320
Adjustment To PEO Compensation, Footnote	Amounts reflect the amounts reported in the “Summary Compensation Table Total for CEO” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

	2023	2022	2021	2020
SCT Total Compensation	$5,023,957	$5,101,918	$4,600,775	$4,344,344
Less: Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year	$3,159,830	$3,561,534	$2,560,429	$2,272,939
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,309,237	$2,226,965	$5,170,770	$2,817,824
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($827,023)	($1,130,661)	$1,397,906	$157,727
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year	$110,168	$298,491	$61,282	$91,365
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0	$0	$0	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0
Compensation Actually Paid	$5,456,509	$2,935,179	$8,670,303	$5,138,320

Non-PEO NEO Average Total Compensation Amount	$ 1,961,809	1,646,198	2,006,061	2,078,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,036,585	822,005	3,431,675	2,388,500
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the Non-CEO NEOs compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

	2023	2022	2021	2020
SCT Total Compensation	$1,961,809	$1,646,198	$2,006,061	$2,078,184
Less: Amounts Reported under the “Stock Awards” and “Option Award” Columns in SCT for the Applicable Fiscal Year	$822,267	$917,470	$832,777	$795,674
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,063,362	$481,428	$1,696,288	$983,988
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($194,853)	($238,359)	$521,863	$73,235
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$28,534	$85,871	$40,241	$48,767
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0	$235,663	$0	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0	$0	$0	$0
Compensation Actually Paid	$2,036,585	$822,005	$3,431,675	$2,388,500

Equity Valuation Assumption Difference, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of the Company’s common stock on applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (2) for PSU awards (except TSR PSU awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date, (3) for TSR PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) for Stock Options, a Black-Scholes option-pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing Company stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, volatility, dividend rates and risk free rates determined as of the revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the “Stock-Based Compensation” footnote in the Notes to the Consolidated Financial Statements included in our Annual Report for the year ended December 31, 2023.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The table below lists what we consider to be the most important financial performance measures used to link CAP to NEOs for the year ended December 31, 2023, to company performance. See the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of these performance metrics in our executive compensation program.

Performance Measures
ROIC
Relative Total Shareholder Return
KCP Adjusted EBITDA

Total Shareholder Return Amount	$ 144	136	176	110
Peer Group Total Shareholder Return Amount	84	84	116	89
Net Income (Loss)	$ (206,000,000)	$ 195,000,000	$ 351,000,000	$ 212,000,000
Company Selected Measure Amount | percent	7	11.7	15.2	12.5
PEO Name	Mr. Masih	Mr. Masih	Mr. Masih	Mr. Masih
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	KCP Adjusted EBITDA
PEO | Grant Date Fair Value of Stock Awards Granted for the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,159,830	$ 3,561,534	$ 2,560,429	$ 2,272,939
PEO | Change in Fair Value of Unvested Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,309,237	2,226,965	5,170,770	2,817,824
PEO | Change In Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,023	1,130,661	1,397,906	157,727
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,168	298,491	61,282	91,365
PEO | Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Actuarial Present Values for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted for the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	822,267	917,470	832,777	795,674
Non-PEO NEO | Change in Fair Value of Unvested Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,063,362	481,428	1,696,288	983,988
Non-PEO NEO | Change In Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,853	238,359	521,863	73,235
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,534	85,871	40,241	48,767
Non-PEO NEO | Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	235,663	0	0
Non-PEO NEO | Change in Actuarial Present Values for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0